SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED) STATEMENTS OF CHANGES IN EQUITY (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares [Member] CNY	Dec. 31, 2010 Ordinary Shares [Member] CNY	Dec. 31, 2012 Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2012 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2011 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2010 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2012 (Accumulated Deficit) Retained Earning [Member] USD ($)	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2010 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member] USD ($)	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2012 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2011 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2010 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Parent Company Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Parent Company Treasury Stock [Member] CNY	Dec. 31, 2012 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2011 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2010 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2012 Parent Company (Accumulated Deficit) Retained Earning [Member] USD ($)	Dec. 31, 2012 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2010 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Parent Company Accumulated Other Comprehensive Loss [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Balance		985,404	948,825	922,336	982	965	929	$ 159	923,829	916,719	885,045	$ 148,612		(20,732)	(23,414)	(33,163)	$ 7,541	(47,137)	(23,080)	(5,445)	$ (10,296)		935,420	948,825	922,425	982	965	929	$ 159	923,829	916,719	885,045	$ 148,612		57,746	54,221	41,896	$ 20,271	(47,137)	(23,080)	(5,445)	$ (10,296)
Purchase of treasury stock		(29)							(29)														(29)							(29)
Balance, shares					37,538,161	36,742,832	35,118,556	37,815,292																		37,538,161	36,742,832	35,118,556	37,815,292
Purchase of treasury stock, shares	3,900	3,900			(3,900)								3,900													(3,900)								3,900
Issuance of ADR shares for the exercise of employee share options					6	17	36		(6)	(17)	(36)															6	17	36		(6)	(17)	(36)
Issuance of ADR shares for the exercise of employee share options					281,031	795,329	1,624,276																			281,031	795,329	1,624,276
Net income	11,003	68,552	3,510	12,325										68,549	3,525	12,325						11,003	68,549	3,525	12,325										68,549	3,525	12,325
Foreign currency translation adjustments	(380)	(2,370)	(15,004)	(10,572)														(2,370)	(15,004)	(10,572)		(380)	(2,370)	(15,004)	(10,572)														(2,370)	(15,004)	(10,572)
Employee share options compensation		2,076	7,127	31,710					2,076	7,127	31,710												2,076	7,127	31,710					2,076	7,127	31,710
Unrealized gain on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)														(14,637)	(9,053)	(7,063)		(2,349)	(14,637)	(9,053)	(7,063)														(14,637)	(9,053)	(7,063)
Balance	$ 166,769	1,038,996	985,404	948,825	988	982	965	$ 159	925,870	923,829	916,719	$ 148,612		46,983	(20,732)	(23,414)	$ 7,541	(64,144)	(47,137)	(23,080)	$ (10,296)	$ 158,746	989,009	935,420	948,825	988	982	965	$ 159	925,870	923,829	916,719	$ 148,612	3,900	126,295	57,746	54,221	$ 20,271	(64,144)	(47,137)	(23,080)	$ (10,296)
Balance, shares						37,538,161	36,742,832	37,815,292					3,900														37,538,161	36,742,832	37,815,292					3,900